Loans To Customers - Summary of Loans To Customers (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	¥ (183,444)	¥ (131,177)	¥ (274,012)	¥ (639,501)
Loans and advances to customers	102,290,974	111,508,669
Loans and receivables, category [member]
Disclosure of financial assets [line items]
Loans originated by financial institutions	112,443,390	118,954,503
Interest receivable	1,168,678	1,097,686
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	¥ (11,321,094)	¥ (8,543,520)
Expected credit loss rate	9.96%	7.12%
Loans originated by consolidated trust plans [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Loans originated by financial institutions	¥ 38,030,617	¥ 61,447,339
Loans originated by financial institutions [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Loans originated by financial institutions	74,412,773	57,507,164
Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Loans and receivables, category [member]
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	(5,498,010)	(5,740,230)
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loans and receivables, category [member]
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	(2,663,206)	(1,084,589)
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loans and receivables, category [member]
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	¥ (3,159,878)	¥ (1,718,701)